Stock-based compensation plans	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Stock-based compensation plans
21.	Stock-based compensation plans
The stock-based compensation expense for the fiscal years ended March 31, 2021 and 2022 was 8,892 million yen and 11,105 million yen, respectively.
Sony Group Corporation has a stock-based compensation incentive plan for the corporate executive officers and employees of Sony Group Corporation, and the directors, other
officers and employees of its subsidiaries in the form of a stock option plan. The stock acquisition rights granted under the stock option plan generally have three-year vesting schedules and are exercisable up to 10 years from the date of grant. Sony Group Corporation either issues new shares of common stock or reissues existing treasury stock upon the exercise of these rights.

The weighted-average fair value per share at the date of grant of stock acquisition rights granted during the fiscal years ended March 31, 2021 and 2022 was 2,207 yen and 2,994 yen, respectively. The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2021 and 2022 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2021		2022
Weighted-average assumptions
Share price at the grant date	9,202	yen	14,361	yen
Risk-free interest rate	0.17%		0.60%
Expected lives	5.41	years	5.33	years
Expected volatility*	26.97%		22.47%
Expected dividends	0.34%		0.29%

*	Expected volatility was based on the historical volatilities of Sony Group Corporation’s common stock over the expected life of the stock acquisition rights.
A summary of the activities regarding the stock option plan during the fiscal years ended March 31, 2021 and 2022 is as follows:

	Fiscal year ended March 31
	2021		2022
	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price
		Yen		Yen
Outstanding at beginning of the fiscal year	12,876,700	4,982	14,022,400	6,653

Granted	4,534,600	9,221	4,876,400	14,188
Exercised	3,178,300	3,911	1,944,900	5,313
Forfeited or expired	210,600	6,280	409,600	9,484

Outstanding at end of the fiscal year	14,022,400	6,653	16,544,300	9,397

Exercisable at end of the fiscal year	5,800,700	4,535	7,044,700	5,883
The weighted-average stock price at the time when the stock acquisition rights were exercised during the fiscal years ended March 31, 2021 and 2022 was 9,311 yen and 12,627 yen, respectively.

A summary of unexercised stock acquisition rights as of March 31, 2021 and 2022 is as follows:

Series	Date of grant	Exercise term	Exercise price	Outstanding at end of the fiscal year (shares)
				2021	2022
22 nd	November 22, 2011	November 22, 2012 to November 21, 2021	¥1,523	24,700	—
23 rd	November 22, 2011	November 22, 2012 to November 21, 2021	$19.44	77,500	—
24 th	December 4, 2012	December 4, 2013 to December 3, 2022	¥932	24,000	14,700
25 th	December 4, 2012	December 4, 2013 to December 3, 2022	$11.23	102,600	77,900
26 th	November 20, 2013	November 20, 2014 to November 19, 2023	¥2,007	88,500	47,000
27 th	November 20, 2013	November 20, 2014 to November 19, 2023	$20.01	140,900	127,300
28 th	November 20, 2014	November 20, 2015 to November 19, 2024	¥2,410.5	243,700	190,900
29 th	November 20, 2014	November 20, 2015 to November 19, 2024	$20.67	167,300	154,100
30 th	November 19, 2015	November 19, 2016 to November 18, 2025	¥3,404	323,900	252,600
31 st	November 19, 2015	November 19, 2016 to November 18, 2025	$27.51	218,800	170,800
32 nd	November 22, 2016	November 22, 2017 to November 21, 2026	¥3,364	672,100	516,300
33 rd	November 22, 2016	November 22, 2017 to November 21, 2026	$31.06	446,200	367,900
34 th	November 21, 2017	November 21, 2018 to November 20, 2027	¥5,231	872,800	572,500
35 th	November 21, 2017	November 21, 2018 to November 20, 2027	$45.73	787,200	676,400
36 th	February 28, 2018	February 28, 2019 to February 27, 2028	¥5,442	5,800	4,500
37 th	February 28, 2018	February 28, 2019 to February 27, 2028	$50.39	15,000	15,000
38 th	November 20, 2018	November 20, 2019 to November 19, 2028	¥6,440	1,290,600	977,800
39 th	November 20, 2018	November 20, 2019 to November 19, 2028	$56.22	987,300	826,800
40 th	November 20, 2019	November 20, 2020 to November 19, 2029	¥6,705	1,645,300	1,389,700
41 st	November 20, 2019	November 20, 2020 to November 19, 2029	$60.99	1,393,400	1,190,800
42 nd	April 17, 2020	April 17, 2021 to April 16, 2030	$63.75	20,000	13,300
43 rd	November 18, 2020	November 18, 2021 to November 17, 2030	¥9,237	2,252,000	2,193,000
44 th	November 18, 2020	November 18, 2021 to November 17, 2030	$87.48	2,222,800	1,974,800
45 th	November 18, 2021	November 18, 2022 to November 17, 2031	¥14,350	—	2,399,100
46 th	November 18, 2021	November 18, 2022 to November 17, 2031	$124.90	—	2,391,100